CONVERTIBLE NOTES	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
CONVERTIBLE NOTES

NOTE 9:-CONVERTIBLE NOTES

2025 Convertible notes

In August of 2020, The Company issued $575,000 aggregate principal amount, 0% coupon rate, of Convertible Senior Notes due 2025 (the “2025 Convertible Notes”). The 2025 Convertible Notes mature on February 15, 2025 unless earlier repurchased or converted. Upon conversion, the Company will pay or deliver, as the case may be, cash, ordinary shares or a combination of cash and ordinary shares, at the Company’s election.

The 2025 Convertible Notes are convertible at an initial conversion rate of 2.4813 Ordinary Shares per $1,000 principal amount of 2025 Convertible Notes (equivalent to an initial conversion price of approximately $403.01 per Ordinary Share). The conversion rate will be subject to adjustment under certain circumstances in accordance with the terms of the 2025 Indenture. In addition, following certain corporate events that occur prior to the maturity date, or following Company’s delivery of a notice of tax redemption, the Company will, in certain circumstances, increase the conversion rate for a holder who elects to convert his notes in connection with such a corporate event or notice of tax redemption, as the case may be.

Conversion terms:

Holders may convert their Convertible Notes at their option at any time prior to the close of business on the business day immediately preceding February 15, 2025 only under the following circumstances:

a.During any calendar quarter commencing after December 31, 2020 (and only during such calendar quarter), if the last reported sale price of Company’s Ordinary Shares, for at least 20 trading days (whether or not consecutive) during a period of 30 consecutive trading days ending on, and including, the last trading day of the immediately preceding quarter is greater than or equal to 130% of the conversion price on each applicable trading day.

WIX.COM LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 9:-CONVERTIBLE NOTES (cont.)

b.During the five business day period after any ten consecutive trading day period (the “measurement period”) in which the trading price per USD 1,000 principal amount of Convertible Notes for each trading day of the measurement period was less than 98% of the product of the last reported sale price of the ordinary shares and the conversion rate on each such trading day.

c.If the Company calls the Convertible Notes for a tax redemption, at any time prior to the close of business on the second scheduled trading day immediately preceding the tax redemption date; or

d.Upon the occurrence of specified corporate events.

On or after February 15, 2025 until the close of business on the second scheduled trading day immediately preceding the maturity date, holders may convert their Convertible Notes at any time, regardless of the foregoing circumstances.

During the year ended December 31, 2020, the conditions allowing holders of the 2025 Convertible Notes to convert were not met. The Notes are therefore not convertible as of December 31, 2020 and are classified as long-term liability.

Holders of the 2025 Convertible Notes who convert their Notes in connection with certain corporate events that constitute a make-whole fundamental change (as defined in the 2025 Indenture) are, under certain circumstances, entitled to an increase in the conversion rate. Additionally, in the event of a corporate event that constitutes a fundamental change (as defined in the 2025 Indenture), holders of the 2025 Convertible Notes may require the Company to repurchase all or a portion of their Notes at a price equal to 100% of the principal amount of the 2025 Convertible Notes being repurchased, plus any accrued and unpaid interest.

The Company may not redeem the Convertible Notes prior to August 21, 2023, except in the event of certain tax law changes. The Company may redeem for cash all or any portion of the 2025 Convertible Notes, at its option, on or after August 21, 2023, if the last reported sale price of its ordinary shares has been at least 130% of the conversion price then in effect for at least 20 trading days (whether or not consecutive) during any 30 consecutive trading day period (including the last trading day of such period) ending on, and including, the trading day immediately preceding the date on which the Company provides notice of the redemption at a redemption price equal to 100% of the principal amount of the 2025 Convertible Notes to be redeemed, plus accrued and unpaid special interest if any, to, but excluding, the redemption date

Upon the occurrence of a fundamental change (as defined in the Indenture), holders may require the Company to repurchase for cash all or any portion of their Convertible Notes at a fundamental change repurchase price equal to 100% of the principal amount of the Convertible Notes to be repurchased, plus accrued and unpaid special interest, if any, to, but excluding, the fundamental change repurchase date.

WIX.COM LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 9:-CONVERTIBLE NOTES (Cont.)

In accounting for the issuance of the Convertible Notes, the Company separated the Convertible Notes into liability and equity components. The carrying amount of the equity component representing the conversion option was $116,521 and was determined by deducting the fair value of the liability component from the value of the 2025 Convertible Notes. The excess of the principal amount of the liability component over its carrying amount ("debt discount") is amortized to interest expense over the term of the 2025 Convertible Notes at an effective interest rate of 5.21% over the contractual terms of the Convertible Notes.

Total initial issuance costs of $15,712 related to the 2025 Convertible Notes were allocated between liability and equity in the same proportion as the allocation of the total proceeds to the liability and equity components. Issuance costs attributable to the liability component were $12,528 and amortized to interest expense using the effective interest method over the contractual term. Issuance costs attributable to the equity component were netted with the equity component in stockholders’ equity. The Company initially recorded equity issuance costs of $3,184.

The net carrying amount of the Notes were as follows (in thousands):

	Principal outstanding	Unamortized debt discount	Unamortized debt issuance costs	Net carrying value
December 31, 2020:

Convertible Notes	$575,000	$(109,655)	$(11,766)	$453,579

The net carrying amount of the equity component of the 2025 Convertible Notes were as follows (in thousands):

	Amount allocated to conversion option	Less: allocated issuance costs	Equity component, net
December 31, 2020:

Convertible notes	$116,521	$(3,184)	$113,337

The Company recognized interest expense on the 2025 Convertible Notes as follows:

Year ended December 31, 2020

Amortization of debt discount and issuance costs	$7,629

WIX.COM LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 9:-CONVERTIBLE NOTES (Cont.)

2025 Capped Call Transactions

In connection with the pricing of the 2025 Convertible Notes, the Company entered into capped call transactions (the “Capped Call Transactions”) with certain of the purchasers of the Convertible Notes.

The 2025 Capped Calls are purchased call options that give the Company the option to purchase, subject to anti-dilution adjustments substantially identical to those in the 2025 Convertible Notes.. The 2025 Capped Calls will expire in 2025, if not exercised earlier. The 2025 Capped Calls are intended to offset potential dilution to the Company’s common shares and/or offset the potential cash payments that the Company could be required to make in excess of the principal amount upon any conversion of the 2025 Notes under certain circumstances described in the Capped Call Transactions. The 2025 Capped Calls are separate transactions and are not part of the terms of the 2025 Notes.

As the Capped Call Transactions are considered indexed to the Company's stock and are considered equity classified, they are recorded in shareholders’ equity on the consolidated balance sheets.

The Company paid an aggregate amount of $46,000 for the 2025 Capped Calls. The amount paid for the 2025 Capped Calls was recorded as a reduction to Additional paid-in capital in the consolidated balance sheets.

2023 Convertible notes

In June and July of 2018, The Company issued $442,750 aggregate principal amount, 0% coupon rate, of Convertible Senior Notes due 2023 (the “2023 Convertible Notes”). Subject to satisfaction of certain conditions and during certain periods, as defined in the indenture governing the Convertible Notes, the holders will have the option to exchange the notes into cash or the Company ordinary shares, if any (subject to the Company right to pay cash in lieu of all or a portion of such shares).

The conversion rate was initially 7.0113 Ordinary Shares per $1,000 principal amount of notes (equivalent to an initial conversion price of approximately $142.63 per Ordinary Share). The conversion rate will be subject to adjustment in some events, but will not be adjusted for any accrued and unpaid special interest, if any. In addition, following certain corporate events that occur prior to the maturity date, or following the Company’s delivery of a notice of tax redemption, the Company will, in certain circumstances, increase the conversion rate for a holder who elects to convert his or her Convertible Notes in connection with such a corporate event or notice of tax redemption, as the case may be.

Conversion terms:

Holders may convert their notes at their option at any time prior to the close of business on the business day immediately preceding January 1, 2023 only under the following circumstances:

WIX.COM LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 9:-CONVERTIBLE NOTES (Cont.)

e.During any calendar quarter commencing after September 30, 2018 (and only during such calendar quarter), if the last reported sale price of the Company’s Ordinary Shares, for at least 20 trading days (whether or not consecutive) during a period of 30 consecutive trading days ending on, and including, the last trading day of the immediately preceding quarter is greater than or equal to 130% of the conversion price on each applicable trading day.

f.During the five business day period after any ten consecutive trading day period (the “measurement period”) in which the trading price per USD 1,000 principal amount of notes for each trading day of the measurement period was less than 98% of the product of the last reported sale price of the ordinary shares and the conversion rate on each such trading day.

g.If the Company calls the notes for a tax redemption, at any time prior to the close of business on the second scheduled trading day immediately preceding the tax redemption date; or

h.Upon the occurrence of specified corporate events. On or after January 1, 2023 until the close of business on the second scheduled trading day immediately preceding the maturity date, holders may convert their notes at any time, regardless of the foregoing circumstances. Upon conversion, the Company will pay or deliver, as the case may be, cash, Ordinary Shares or a combination of cash and Ordinary Shares, at the Company’s election.

i.For at least 20 trading days during the period of 30 consecutive trading days ended June 30, 2020, the last reported sale price of the Company’s common share was equal to or exceeded 130% of the conversion price of the 2023 Notes on each applicable trading day. As a result, the 2023 Convertible Notes first became eligible for optional conversion during the second quarter of 2020.

In accounting for the issuance of the Convertible Notes, the Company separated the Convertible Notes into liability and equity components. The carrying amount of the equity component representing the conversion option was $105,375 and was determined by deducting the fair value of the liability component from the par value of the Convertible Notes. The equity component is not remeasured as long as it continues to meet the conditions for equity classification. The excess of the principal amount of the liability component over its carrying amount ("debt discount") is amortized to interest expense over the term of the Convertible Notes at an effective interest rate of 6.20% over the contractual terms of the Convertible Notes.

Debt issuance costs related to the 2023 Convertible Notes comprised of commissions and payable to third party consultants of $11,511 and third party costs of $1,090. The Company allocated the total amount incurred to the liability and equity components of the 2023 Convertible Notes based on their relative values. Issuance costs attributable to the liability component were $9,602 and will be amortized to interest expense using the effective interest method over the contractual term. Issuance costs attributable to the equity component were netted with the equity component in stockholders’ equity. The Company initially recorded equity issuance costs of $2,999.

WIX.COM LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 9:-CONVERTIBLE NOTES (Cont.)

The net carrying amount of the 2023 Convertible Notes were as follows (in thousands):

	Principal outstanding	Unamortized debt discount	Unamortized debt issuance costs	Converted to shares	Net carrying value
December 31, 2020:

Convertible Notes	$442,750	$(57,435)	$(4,275)	$(179)	$380,861

	Principal outstanding	Unamortized debt discount	Unamortized debt issuance costs	Net carrying value
December 31, 2019:

Convertible Notes	$442,750	$(77,527)	$(6,508)	$358,715

The net carrying amount of the equity component of the 2023 Convertible Notes were as follows (in thousands):

	Amount allocated to conversion option	Less: allocated issuance costs	Converted to shares	Equity component, net
December 31, 2020:

Convertible notes	$105,375	$(2,999)	$179	$102,555

The Company recognized interest expense on the 2023 Convertible Notes as follows:

Year ended December 31, 2020

Amortization of debt discount and issuance costs	$22,325

The effective interest rate of the liability component is 6.20% for the Convertible Notes.

WIX.COM LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 9:-CONVERTIBLE NOTES (Cont.)

	Amount allocated to conversion option	Less: allocated issuance costs and Capped call	Equity component, net
December 31, 2019:

Convertible notes	$105,375	$(48,337)	$57,038

The Company recognized interest expense on the Notes as follows (in thousands, except for percentages):

Year ended December 31, 2019

Amortization of debt discount and issuance costs	$20,938

The effective interest rate of the liability component is 6.20% for the Convertible Notes.

2023 Capped Call Transactions

In connection with the pricing of the 2023 Convertible Notes, the Company entered into privately negotiated capped call transactions (the “Capped Call Transactions”) with certain of the purchasers of the 2023 Convertible Notes. The 2023 Capped Call Transactions cover, collectively, the number of company ordinary shares underlying the 2023 Convertible Notes, subject to anti-dilution adjustments substantially similar to those applicable to the 2023 Convertible Notes. The cost of the 2023 Capped Call Transactions was $45,338. The transaction is expected generally to reduce the potential dilution to the ordinary shares upon any conversion of the Convertible Notes and/or offset any cash payments we are required to make in excess of the principal amount upon conversion of the Convertible Notes under certain events described in the Capped Call Transactions.

As the Capped Call Transactions are considered indexed to the Company's stock and are considered equity classified, they are recorded in shareholders’ equity on the consolidated balance sheet and are not accounted for as derivatives.

The cost of the Capped Call Transactions was recorded as a reduction to additional paid-in capital.